JOINT VENTURE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 09, 2022
Schedule of Equity Method Investments [Line Items]
Contributed joint venture	$ 0	$ 0
Loss on equity investment	$ 0	$ 0
Neural Signals Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			50.00%